CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,725	¥ 25,930	¥ 41,127
Restricted Cash	2,185	15,214	5,461
Accounts receivable (net of allowance for doubtful accounts of RMB82,366 and RMB82,495 (US$11,850) as of December 31, 2018 and 2019, respectively)	15,170	105,608	210,476
Prepaid expenses and other current assets, net	16,937	117,912	169,635
Amounts due from related parties	9	65
Amounts due from subsidiaries held for sale	64	447	2,698
Assets held for sale	49,164	342,267	581,350
Total current assets	87,254	607,443	1,010,747
Non-current assets:
Property and equipment, net	56,971	396,620	415,067
Intangible assets, net	11	79	143
Land use right, net	4,520	31,466	32,172
Cloud infrastructure construction in progress	42,035	292,639	289,280
Long term investments	4,327	30,126	30,148
Operating lease right-of-use asset	18,876	131,408	0
Long term deposits and other non-current assets	6,665	46,399	68,312
Total non-current assets	133,405	928,737	835,122
TOTAL ASSETS	220,659	1,536,180	1,845,869
Current liabilities:
Accounts payable (including accounts payable of the VIEs without recourse to the Company of RMB316,963 and RMB261,502 (US$37,562) as of December 31, 2018 and 2019, respectively)	39,977	278,312	339,263
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to the Company of RMB24,898 and RMB27,016 (US$3,881) as of December 31, 2018 and 2019, respectively)	5,442	37,885	36,794
Accrued expenses and other current liabilities (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB38,915 and RMB25,098 (US$3,605) as of December 31, 2018 and 2019, respectively)	9,968	69,393	47,634
Other payables (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB15,072 and RMB6,248 (US$897) as of December 31, 2018 and 2019, respectively)	149,610	1,041,553	1,403,854
Income tax payable (including income taxes payable of the VIEs without recourse to the Company of RMB10,991 and RMB11,594 (US$1,665) as of December 31, 2018 and 2019, respectively)	13,286	92,491	85,025
Amounts due to related parties (including amounts due to related parties of the VIEs without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	4	27	69
Short-term borrowings (including short-term borrowings of the VIEs without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)			13,850
Current portion of long-term borrowings (including current portion of long-term borrowings of the VIEs without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	45,965	320,000	58,355
Current portion of finance lease obligations (including current portion of finance lease obligations of the VIEs without recourse to the Company of RMB1,284 and nil as of December 31, 2018 and 2019, respectively)	3,743	26,057	20,299
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB1,696 and RMB302 (US$43) as of December 31, 2018 and 2019, respectively)	43	302	1,696
Amounts due to subsidiaries held for sale (including amount due to a subsidiary held for sale of the VIEs without recourse to the Company of RMB737 and nil as of December 31, 2018 and 2019, respectively)			737
Current portion of operating lease liability (including current portion of operating lease liability of the VIEs without recourse to the Company of nil and RMB40,155 (US$5,768) as of December 31, 2018 and 2019, respectively)	6,016	41,882	0
Liabilities held for sale (including liabilities held for sale of the VIEs without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	737	5,131	7,991
Total current liabilities	274,791	1,913,033	2,015,567
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the VIEs without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)			314,571
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the VIEs without recourse to the Company of nil and nil as of December 31, 2018 and 2019, respectively)	3,626	25,241	41,359
Non-current portion of operating lease liability (including non-current portion of operating lease liability of the VIEs without recourse to the Company of nil and RMB117,428 (US$16,867) as of December 31, 2018 and 2019, respectively)	17,576	122,360	0
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB14,350 and RMB14,350 (US$2,061) as of December 31, 2018 and 2019, respectively)	2,061	14,350	14,350
Other non-current liability	7,322	50,973
Total non-current liabilities	30,585	212,924	370,280
Total liabilities	305,376	2,125,957	2,385,847
Commitments and contingencies
Shareholders' deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 429,404,977 and 436,656,529 shares issued and outstanding as of December 31, 2018 and 2019, respectively)	44	338	338
Additional paid-in capital	227,106	1,581,064	1,579,153
Treasury stock	(2,202)	(15,332)	(18,033)
Statutory reserves	190	1,326	1,326
Accumulated deficit	(309,150)	(2,152,240)	(2,100,569)
Accumulated other comprehensive income/(loss)	(23)	(184)	1,522
Total ChinaCache International Holdings Ltd. shareholders' deficit	(84,035)	(585,028)	(536,263)
Noncontrolling interest	(682)	(4,749)	(3,715)
Total shareholder's deficit	(84,717)	(589,777)	(539,978)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 220,659	¥ 1,536,180	¥ 1,845,869